SCHEDULE OF INVESTMENTS November 30, 2019 Unaudited

	Principal Amount	Value
Corporate Loans—85.6%
Consumer Discretionary—22.5%
Auto Components—1.9%
Boing US Holdco, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.008%,[LIBOR4+325], 10/3/24[1,2]	$31,281,156	$30,108,113
Gates Global LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.452%,[LIBOR4+300], 4/1/24[1,2]	17,300,381	17,277,198
Panther BF Aggregator 2 LP, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.30%,[LIBOR12+350], 4/30/26[1,2]	25,195,000	25,226,620
Superior Industries International, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.702%,[LIBOR12+400],
5/22/24[1,2]	30,358,270	28,840,357
Tenneco, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.786%,[LIBOR4+275], 10/1/25[1,2]	56,200,606	53,882,331
		155,334,619

Automobiles—0.1%
TI Group Automotive Systems LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.286%,[LIBOR12+275],
6/30/22[1,2]	10,250,458	10,205,612

Distributors—0.2%
Bass Pro Group LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.702%,[LIBOR12+500], 9/25/24[1,2]	18,529,998	18,252,048
Univar Solutions USA, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B5, 11/15/26[1,2,3]	2,000,000	2,004,430
		20,256,478

Diversified Consumer Services—0.3%
Casmar Australia Pty Ltd. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.436%,[LIBOR4+450], 12/8/23[1,2]	14,306,890	12,733,133
Weight Watchers International, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.86%,[LIBOR12+475],
11/29/24[1,2]	7,572,370	7,587,325
		20,320,458

Entertainment—1.1%
CDS US Intermediate Holdings, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.854%,[LIBOR4+375],
7/8/22[1,2]	6,749,919	6,260,550
Delta 2 Lux Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B3, 4.202%,[LIBOR12+250], 2/1/24[1,2]	4,013,490	3,996,754
Deluxe Entertainment Services Group, Inc. , Sr. Sec. Credit
Facilities 1st Lien Exit Term Loan, 3/24/24[1,2,3]	12,106,803	12,288,405
Deluxe Entertainment Services Group, Inc. , Sr. Sec. Credit
Facilities 2nd Lien Term Loan, 9/25/24[1,2,3]	7,094,678	5,595,927
Lions Gate Capital Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 3.952%,[LIBOR4+225], 3/24/25[1,2]	16,684,128	16,329,590
Metro-Goldwyn-Mayer, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.29%,[LIBOR4+250], 7/3/25[1,2]	23,537,238	23,399,898

1 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Entertainment (Continued)
Metro-Goldwyn-Mayer, Inc. , Sr. Sec. Credit Facilities 2nd Lien
Term Loan, Tranche B, 6.29%,[LIBOR4+450], 7/3/26[1,2]	$5,094,275	$4,954,182
Technicolor SA, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.874%,[LIBOR4+275], 12/6/23[1,2]	18,011,261	14,814,262
		87,639,568

Hotels, Restaurants & Leisure—5.7%
1011778 BC ULC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 11/14/26[1,2,3]	2,000,000	2,002,000
24 Hour Fitness Worldwide, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.202%,[LIBOR12+350],
5/30/25[1,2]	6,364,375	4,801,571
Caesars Growth Properties Holdings LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 4.452%,[LIBOR4+275],
12/23/24[1,2]	142,713,794	141,856,081
CDS US Intermediate Holdings, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.854%,[LIBOR4+375],
7/8/22[1,2]	8,536,852	7,917,930
Churchill Downs, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 3.71%,[LIBOR12+200], 12/27/24[1,2]	13,174,564	13,248,671
CityCenter Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 3.952%,[LIBOR12+225], 4/18/24[1,2]	24,146,541	24,220,067
Eldorado Resorts, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.00%-4.063%,[LIBOR4+225], 4/17/24[1,2]	20,799,370	20,816,737
Four Seasons Hotels Ltd. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 3.702%,[LIBOR12+200], 11/30/23[1,2]	7,387,659	7,434,830
GVC Holdings plc, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B2, 4.446%,[LIBOR4+275], 3/29/24[1,2]	17,588,233	17,604,766
KFC Holding Co. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 3.513%,[LIBOR12+175], 4/3/25[1,2]	5,460,669	5,483,413
NPC International, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.427%,[LIBOR12+350], 4/19/24[1,2]	10,960,177	5,507,489
Scientific Games International, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B5, 4.452%,[LIBOR6+275],
8/14/24[1,2]	83,282,477	83,033,878
SeaWorld Parks & Entertainment, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B5, 4.702%,[LIBOR4+300],
4/1/24[1,2]	6,815,642	6,829,819
Stars Group Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.604%,[LIBOR4+350], 7/10/25[1,2]	53,671,826	53,964,605
Station Casinos LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.21%,[LIBOR12+250], 6/8/23[1,2]	41,476,415	41,621,997
Topgolf International, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.265%,[LIBOR12+550], 2/9/26[1,2]	3,228,775	3,261,063
Town Sports International LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.286%,[LIBOR12+350],
11/15/20[1,2]	32,062,234	23,645,897
Weight Watchers International, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.86%,[LIBOR12+475],
11/29/24[1,2]	2,505,464	2,510,413

2 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Hotels, Restaurants & Leisure (Continued)
Wyndham Hotels & Resorts, Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 3.536%,[LIBOR4+200], 5/30/25[1,2]	$3,524,200	$3,545,010
		469,306,237

Household Durables—1.1%
AI Aqua Merger Sub, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B1, 4.952%,[LIBOR12+325], 12/13/23[1,2]	48,991,371	47,329,194
American Greetings Corp. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.202%,[LIBOR12+450], 4/6/24[1,2]	14,898,398	14,458,448
Lifetime Brands, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.202%,[LIBOR12+350], 2/28/25[1,2,4]	5,875,075	5,786,949
Octavius Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.258%,[LIBOR4+350], 11/8/23[1,2]	1,596,538	1,583,239
Serta Simmons Bedding LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.222%,[LIBOR4+350], 11/8/23[1,2]	27,724,765	16,380,761
Varsity Brands Holdings Co. , Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.202%,[LIBOR12+350], 12/16/24[1,2]	4,651,733	4,424,008
		89,962,599

Internet & Catalog Retail—0.3%
Rodan & Fields LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.765%,[LIBOR12+400], 6/16/25[1,2]	34,168,663	22,949,895
Sungard AS New Holdings III LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 2.50% PIK Rate, 6.287% Cash Rate,
11/3/22[1,2,5]	2,533,109	2,001,156
		24,951,051

Leisure Products—0.3%
Bass Pro Group LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.702%,[LIBOR12+500], 9/25/24[1,2]	25,359,265	24,978,876
Callaway Golf Co. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.258%,[LIBOR12+450], 1/4/26[1,2]	2,485,113	2,514,623
		27,493,499

Media—10.2%
ABG Intermediate Holdings 2 LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.202%,[LIBOR4+350], 9/27/24[1,2]	18,903,974	18,903,974
Altice Financing SA, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.515%,[LIBOR4+275], 7/15/25[1,2]	43,675,967	42,715,095
CBS Radio, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B1, 4.452%,[LIBOR4+275], 11/18/24[1,2]	25,749,820	25,951,055
Checkout Holding Corp. , Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, 9.346%,[LIBOR12+750], 2/15/23[1,2]	21,803,815	17,352,239
Checkout Holding Corp. , Sr. Sec. Credit Facilities 1st Lien
Exit Term Loan, 9.50% PIK Rate, 2.846% Cash Rate,
[LIBOR4+100], 8/15/23[1,2,5]	16,046,737	6,779,747
CSC Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.015%,[LIBOR12+225], 7/17/25[1,2]	46,656,504	46,620,812
Tranche B, 4.015%,[LIBOR4+225], 1/15/26[1,2]	22,495,013	22,489,389

3 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Media (Continued)
EW Scripps Co. (The), Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.452%,[LIBOR12+275], 5/1/26[1,2]	$16,303,075	$16,384,672
iHeartCommunications, Inc. , Sr. Sec. Credit Facilities 1st Lien
Exit Term Loan, 6.032%,[LIBOR12+400], 5/1/26[1,2,6]	57,464,853	57,907,619
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B3, 5.682%,[LIBOR4+375], 11/27/23[1,2]	27,667,717	27,328,788
ION Media Networks, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B4, 4.75%,[LIBOR12+300], 12/18/24[1,2]	71,413,815	71,435,596
LUPR Loan Financing LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.765%,[LIBOR12+500], 10/15/26[1,2]	17,675,831	17,865,846
MediArena Acquisition BV, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.835%,[LIBOR4+575], 8/13/21[1,2]	27,664,857	27,796,403
Mission Broadcasting, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B3, 4.031%,[LIBOR12+225], 1/17/24[1,2]	11,840,644	11,872,673
NEP Group, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.036%,[LIBOR4+325], 10/20/25[1,2]	51,299,590	48,375,513
Nexstar Broadcasting, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.05%,[LIBOR4+225], 1/17/24[1,2]	59,588,945	59,750,133
Tranche B, 4.554%,[LIBOR4+275], 9/21/26[1,2]	28,970,000	29,126,872
Red Ventures LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.80%,[LIBOR12+300], 11/8/24[1,2]	25,537,133	25,577,993
Sinclair Television Group Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.27%,[LIBOR4+250], 9/30/26[1,2]	11,178,164	11,216,617
Sinclair Television Group, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.96%,[LIBOR12+325], 8/24/26[1,2]	17,530,000	17,513,522
Tranche B2, 3.96%,[LIBOR12+225], 1/3/24[1,2]	47,418,542	47,611,062
Univision Communications, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche C5, 4.536%,[LIBOR12+275],
3/15/24[1,2]	48,388,996	47,470,815
Virgin Media Bristol LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.265%,[LIBOR12+250], 1/4/28[1,2]	51,620,000	51,705,947
Ziggo Secured Finance Partnership, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche E, 4.265%,[LIBOR12+250],
4/15/25[1,2]	85,455,000	85,428,082
		835,180,464

Multiline Retail—0.2%
Neiman Marcus Group Ltd. LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 1.00% PIK Rate, 7.271% Cash Rate,
[LIBOR12+650], 10/25/23[1,2,5]	24,792,688	18,284,608

Specialty Retail—0.7%
IRB Holding Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.216%,[LIBOR12+325], 2/5/25[1,2]	31,702,096	31,751,709
Staples, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.781%,[LIBOR12+500], 4/16/26[1,2]	28,285,207	27,979,868
		59,731,577

4 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Textiles, Apparel & Luxury Goods—0.4%
Hanesbrands, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 3.452%,[LIBOR12+175], 12/16/24[1,2]	$2,715,789	$2,739,553
International Textile Group, Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.781%,[LIBOR4+500], 5/1/24[1,2]	17,836,625	14,269,300
SIWF Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.952%,[LIBOR12+425], 6/15/25[1,2]	12,255,000	12,106,898
		29,115,751

Consumer Staples—4.2%
Beverages—0.5%
Dole Food Co. , Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.452%-4.466%,[LIBOR12+275], 4/6/24[1,2]	28,748,753	28,467,159
Sunshine Investments BV, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B3, 5.16%,[LIBOR4+325], 3/28/25[1,2]	15,295,000	15,323,755
		43,790,914

Food & Staples Retailing—1.9%
Albertson's LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B7, 4.152%,[LIBOR12+275], 11/17/25[1,2]	11,241,034	11,329,220
Tranche B8, 4.152%,[LIBOR12+275], 8/17/26[1,2]	11,510,224	11,597,069
CM Acquisition Co. , Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 12.104%,[LIBOR4+1,000], 7/26/23[1,2]	9,330,399	8,910,531
Hearthside Group Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.389%,[LIBOR12+368.75], 5/23/25[1,2]	26,181,277	24,368,223
Nomad Foods Europe Midco Ltd. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 4.015%,[LIBOR12+225], 5/15/24[1,2]	19,616,376	19,659,336
Petco Animal Supplies, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B1, 5.177%,[LIBOR4+325], 1/26/23[1,2]	869,170	691,715
Serta Simmons Bedding LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.265%,[LIBOR4+350], 11/8/23[1,2]	97,420,255	57,559,296
United Natural Foods, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.036%,[LIBOR12+425], 10/22/25[1,2]	25,032,706	20,741,975
		154,857,365

Food Products—0.5%
PetSmart, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.77%,[LIBOR12+400], 3/11/22[1,2]	38,267,435	37,342,702

Household Products—0.1%
Reynolds Group Holdings, Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 4.536%,[LIBOR12+300], 2/5/23[1,2]	12,106,724	12,140,804

Personal Products—1.2%
Coty, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 4.005%,[LIBOR4+225], 4/7/25[1,2]	41,686,047	40,591,788
Revlon Consumer Products Corp. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.604%-5.624%,[LIBOR12+350],
9/7/23[1,2]	80,180,735	59,104,427
		99,696,215

5 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Energy—5.4%
Energy Equipment & Services—0.5%
Bison Midstream Holdings LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.722%,[LIBOR12+400],
5/21/25[1,2]	$5,378,928	$4,356,932
Covia Holdings Corp. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.043%,[LIBOR4+375], 6/1/25[1,2]	9,910,973	7,050,220
Eastern Power LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.452%,[LIBOR12+375], 10/2/23[1,2]	5,198,180	5,208,473
McDermott Technology Americas, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, 12.002%,[LIBOR4+1,000], 10/21/21[1,2]	5,245,158	5,305,477
McDermott Technology Americas, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 7.104%,[LIBOR12+500],
5/9/25[1,2]	29,119,316	14,294,818
McDermott Technology Americas, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Delayed Draw, 10/21/21[1,2,7]	7,152,488	7,234,742
		43,450,662

Oil, Gas & Consumable Fuels—4.9%
Ascent Resources - Marcellus LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 8.263%,[LIBOR12+650], 3/30/23[1,2,6]	8,041,514	7,317,777
BCP Renaissance Parent LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.363%,[LIBOR4+350], 10/31/24[1,2]	23,082,243	20,188,768
Fieldwood Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.177%,[LIBOR12+525], 4/11/22[1,2]	53,347,646	43,461,793
GIP III Stetson I LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.013%,[LIBOR4+425], 7/18/25[1,2]	9,325,497	7,483,711
Limetree Bay Terminals LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.702%,[LIBOR12+400], 2/15/24[1,2]	39,904,383	34,327,746
Murray Energy Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B2, 9.354%,[LIBOR4+725], 10/17/22[1,2]	287,631,424	66,586,675
Tranche B3, 9.862%,[LIBOR4+775], 10/17/22[1,2]	76,534,272	17,717,684
Murray Energy Corp. , Sr. Sec. Credit Facilities Debtor in
Possession 1st Lien Term Loan, 12/31/22[1,2,3]	35,621,249	35,345,184
Murray Energy Corp. , Sr. Sec. Credit Facilities Debtor in
Possession 1st Lien Term Loan, Delayed Draw, 12/31/22[1,2,7]	26,454,144	26,249,124
Peabody Energy Corp. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.536%,[LIBOR12+275], 3/31/25[1,2]	17,093,852	14,508,407
Sandy Creek Energy Associates LP, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.104%,[LIBOR4+400], 11/9/20[1,2]	32,862,157	28,343,611
Seadrill Operating LP, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 8.104%,[LIBOR4+600], 2/21/21[1,2]	73,496,893	29,971,298
Southcross Energy Partners LP, Sr. Sec. Credit Facilities Debtor
in Possession 1st Lien Term Loan, 10.25%,[PRIME12+525],
12/30/19[1,2,4]	2,067,606	2,005,578
Southcross Energy Partners LP, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 10.00%,[PRIME12+525], 12/30/19[1,2,4]	9,374,989	9,093,739
Southcross Energy Partners LP, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 10.00%,[PRIME12+525], 8/4/21[1,2,8]	30,015,621	22,961,950

6 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Southcross Energy Partners LP, Sr. Sec. Credit Facilities Debtor
in Possession 1st Lien Term Loan, 11.77%,[LIBOR12+1,000],
12/30/19[1,2]	$3,973,465	$4,019,816
Ultra Resources, Inc. , Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, 6.054%,[LIBOR4+400], 4/12/24[1,2]	51,412,530	30,963,196
		400,546,057

Financials—9.9%
Capital Markets—2.6%
Almonde, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.696%,[LIBOR4+350], 6/13/24[1,2]	21,909,597	21,471,515
Alpha 3 BV, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B1, 5.104%,[LIBOR4+300], 1/31/24[1,2]	13,810,638	13,678,263
Aretec Group, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.952%,[LIBOR4+425], 10/1/25[1,2]	72,797,993	68,976,098
Monarchy Enterprises Holdings BV, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 8.286%,[LIBOR4+650], 10/13/22[1,2]	111,945,000	111,385,275
		215,511,151

Commercial Banks—0.2%
AmWINS Group, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.452%,[LIBOR12+275], 1/25/24[1,2]	2,650,781	2,661,398
GGP Nimbus LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.20%,[LIBOR12+250], 8/27/25[1,2]	8,505,577	8,409,889
iStar, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 4.472%,[LIBOR12+275], 6/28/23[1,2]	7,041,664	7,076,872
		18,148,159

Diversified Financial Services—3.7%
Digicel International Finance Ltd. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.34%,[LIBOR4+325], 5/27/24[1,2]	25,784,414	21,760,240
IG Investments Holdings LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.702%,[LIBOR12+400], 5/23/25[1,2]	10,617,109	10,494,322
Inmar, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.104%,[LIBOR6+400], 5/1/24[1,2]	61,461,792	58,446,477
IPC Corp. , Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.40%
PIK Rate, 5.465% Cash Rate, [LIBOR4+950], 2/4/22[1,2,5]	29,477,843	8,253,796
Larchmont Resources LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche A, 9.14%,[LIBOR4+700], 8/7/20[1,2,4,6]	6,029,707	5,592,553
MA FinanceCo LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.30%,[LIBOR12+275], 6/21/24[1,2]	8,954,487	8,919,520
NFP Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 4.786%,[LIBOR12+300], 1/8/24[1,2]	18,202,298	18,024,826
PGX Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.04%,[LIBOR12+525], 9/29/20[1,2]	24,059,278	18,285,051
PGX Holdings, Inc. , Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 10.79%,[LIBOR12+900], 9/29/21[1,2,4]	9,177,907	8,168,338
Pi US Mergerco, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B1, 5.036%,[LIBOR12+350], 1/3/25[1,2]	9,915,958	9,894,292

7 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Diversified Financial Services (Continued)
Riverbed Technology, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.04%,[LIBOR12+325], 4/24/22[1,2]	$62,094,379	$ 49,659,359
Sheridan Holding Co. II LLC, Sr. Sec. Credit Facilities Debtor in
Possession 1st Lien Term Loan, 3/16/20[1,2,3]	4,742,480	4,766,192
Sheridan Holding Co. II LLC, Sr. Sec. Credit Facilities Debtor in
Possession 1st Lien Term Loan, 3/19/20[1,2,3]	4,742,480	4,766,192
Sheridan Investment Partners II LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.13%,[LIBOR4+350],
12/16/20[1,2,8]	35,128,971	11,065,626
Sheridan Production Partners II-A LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.13%,[LIBOR4+350],
12/16/20[1,2,8]	4,872,706	1,534,902
Sheridan Production Partners II-M LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.13%,[LIBOR4+350],
12/16/20[1,2,8]	1,806,585	569,074
Travelport Finance Luxembourg Sarl, Sr. Sec. Credit Facilities
1st Lien Term Loan, 7.104%,[LIBOR4+500], 5/29/26[1,2]	70,505,000	64,619,948
		304,820,708

Insurance—2.1%
Acrisure LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.854%-6.354%,[LIBOR4+375], 11/22/23[1,2]	31,786,545	31,648,539
Alliant Holdings Intermediate LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.702%,[LIBOR12+300], 5/9/25[1,2]	26,250,346	26,028,925
AmWINS Group, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.452%,[LIBOR12+275], 1/25/24[1,2]	11,104,981	11,149,456
Asurion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 4.702%,[LIBOR12+300], 8/4/22[1,2]	20,766,770	20,827,409
Tranche B6, 4.702%,[LIBOR12+300], 11/3/23[1,2]	45,976,506	46,073,516
Tranche B7, 4.702%,[LIBOR12+300], 11/3/24[1,2]	10,729,188	10,752,631
HUB International Ltd. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.94%,[LIBOR4+300], 4/25/25[1,2]	23,968,622	23,675,486
		170,155,962

Real Estate Investment Trusts (REITs)—1.3%
DTZ US Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.952%,[LIBOR12+325], 8/21/25[1,2]	35,206,844	35,331,476
GGP Nimbus LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.20%,[LIBOR12+250], 8/27/25[1,2]	25,574,512	25,286,798
iStar, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 4.521%,[LIBOR12+275], 6/28/23[1,2]	6,865,622	6,899,950
Lightstone Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.452%,[LIBOR12+375], 1/30/24[1,2]	41,740,112	37,644,573
Tranche C, 5.452%,[LIBOR12+375], 1/30/24[1,2]	2,347,323	2,117,004
		107,279,801

8 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Health Care—8.1%
Biotechnology—0.7%
Seattle SpinCo, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.202%,[LIBOR12+275], 6/21/24[1,2]	$60,475,274	$60,239,118

Health Care Equipment & Supplies—2.0%
AL Midcoast Holdings LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 7.604%,[LIBOR4+550], 8/1/25[1,2]	9,808,945	9,533,068
Alliance HealthCare Services, Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.202%,[LIBOR4+450], 10/24/23[1,2]	12,660,299	11,162,142
Mallinckrodt International Finance SA, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.854%,[LIBOR4+275],
9/24/24[1,2]	15,467,625	12,180,755
Ortho-Clinical Diagnostics SA, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.306%,[LIBOR4+325], 6/30/25[1,2]	56,891,812	56,251,779
Select Medical Corp. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.21%-4.58%,[LIBOR12+250], 3/6/25[1,2]	43,858,935	43,785,909
VVC Holding Corp. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.401%,[LIBOR4+450], 2/11/26[1,2]	27,680,900	27,701,661
		160,615,314

Health Care Providers & Services—3.8%
Acadia Healthcare Co. , Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B4, 4.202%,[LIBOR12+250], 2/16/23[1,2]	11,643,860	11,680,247
Alliance HealthCare Services, Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.202%,[LIBOR4+450], 10/24/23[1,2]	6,353,162	5,601,361
Concentra, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.54%,[LIBOR12+275], 6/1/22[1,2]	10,834,021	10,856,556
Enterprise Merger Sub, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.452%,[LIBOR4+375], 10/10/25[1,2]	74,023,673	58,513,493
Explorer Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 11/20/26[1,2,3]	10,235,804	10,193,172
Gentiva Health Services, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.50%,[LIBOR4+375], 7/2/25[1,2]	32,324,746	32,496,552
Jaguar Holding Co. II, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.202%,[LIBOR4+250], 8/18/22[1,2]	5,446,726	5,459,743
LifeScan Global Corp. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 8.056%,[LIBOR4+600], 10/1/24[1,2]	2,556,947	2,293,032
MPH Acquisition Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.854%,[LIBOR4+300], 6/7/23[1,2]	59,883,837	57,458,542
Sigma US Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.085%,[LIBOR4+325], 7/2/25[1,2]	37,702,358	37,532,697
Surgery Center Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.96%,[LIBOR4+325], 9/2/24[1,2]	44,670,211	44,134,168
Team Health Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.536%,[LIBOR12+275], 2/6/24[1,2]	44,485,641	31,710,032
		307,929,595

9 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Health Care Technology—0.7%
Change Healthcare Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.202%,[LIBOR12+275], 3/1/24[1,2]	$59,654,639	$59,725,628
		59,725,628

Life Sciences Tools & Services—0.2%
PAREXEL International Corp. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.536%,[LIBOR4+300], 9/27/24[1,2]	14,539,749	14,085,382

Pharmaceuticals—0.7%
Amneal Pharmaceuticals LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.25%,[LIBOR12+350], 5/4/25[1,2]	22,046,388	17,133,130
Bausch Health Cos. , Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.765%,[LIBOR4+300], 6/2/25[1,2]	12,737,356	12,807,030
Endo International plc, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.00%,[LIBOR12+425], 4/29/24[1,2]	32,204,921	29,785,204
		59,725,364

Industrials—7.6%
Aerospace & Defense—2.1%
MacDonald Dettwiler & Associates Ltd. , Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche B,
4.854%,[LIBOR4+250], 10/4/24[1,2]	42,541,084	37,930,056
Space Exploration Technologies Corp. , Sr. Sec. Credit Facilities
1st Lien Term Loan, 5.952%,[LIBOR12+425], 11/21/25[1,2,4]	45,650,038	45,764,162
TransDigm, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche E, 4.286%,[LIBOR12+250], 5/30/25[1,2]	30,329,763	30,335,526
Tranche F, 4.286%,[LIBOR12+250], 6/9/23[1,2]	34,051,582	34,106,916
WP CPP Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.54%,[LIBOR4+375], 4/30/25[1,2]	21,967,051	21,747,381
		169,884,041

Air Freight & Couriers—0.4%
Navistar, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.27%,[LIBOR12+350], 11/6/24[1,2]	29,927,513	29,852,694

Airlines—0.6%
American Airlines, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 3.45%,[LIBOR12+175], 6/27/25[1,2]	17,899,200	17,773,995
First American Payment Systems LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.806%,[LIBOR4+475], 1/5/24[1,2,4]	13,268,750	13,003,375
Kestrel Bidco, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
8/7/26[1,2,3]	20,759,000	20,901,718
		51,679,088

Building Products—0.5%
Pisces Midco, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.509%,[LIBOR4+375], 4/12/25[1,2]	25,337,468	25,084,094

10 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Building Products (Continued)
Ventia Deco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.604%,[LIBOR4+350], 5/21/26[1,2,4]	$16,510,881	$16,593,435
		41,677,529

Commercial Services & Supplies—1.3%
4L Technologies, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.202%,[LIBOR4+450], 5/8/20[1,2]	81,859,280	44,817,956
Casmar Australia Pty Ltd. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.436%,[LIBOR4+450], 12/8/23[1,2]	16,412,119	14,606,786
Gateway Casinos & Entertainment Ltd. , Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche B,
5.104%,[LIBOR4+300], 12/1/23[1,2]	8,455,450	8,362,990
IG Investments Holdings LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.702%,[LIBOR4+400], 5/23/25[1,2]	11,708,209	11,572,803
Mavis Tire Express Services Corp. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.036%,[LIBOR4+325], 3/20/25[1,2]	29,261,327	27,737,397
		107,097,932

Electrical Equipment—1.0%
Brookfield WEC Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.202%,[LIBOR4+375], 8/1/25[1,2]	4,564,912	4,571,097
Vertiv Intermediate Holding II Corp. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.927%,[LIBOR12+400],
11/30/23[1,2]	78,416,918	76,750,559
		81,321,656

Industrial Conglomerates—0.2%
TransDigm, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche G, 4.286%,[LIBOR4+250], 8/22/24[1,2]	20,901,705	20,914,769
		20,914,769

Machinery—0.6%
Ardent Health Partners LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.202%,[LIBOR12+450], 6/30/25[1,2]	33,573,126	33,685,092
North American Lifting Holdings, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.604%,[LIBOR4+450], 11/27/20[1,2]	23,551,416	19,559,451
		53,244,543

Marine—0.1%
HGIM Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 8.034%,[LIBOR4+600], 7/2/23[1,2]	9,039,390	7,118,565

Professional Services—0.5%
AVSC Holding Corp. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.031%-5.234%,[LIBOR6+325], 3/3/25[1,2]	27,762,892	27,034,116
Tempo Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.786%,[LIBOR12+300], 5/1/24[1,2]	10,607,018	10,632,422
		37,666,538

11 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Road & Rail—0.2%
Kenan Advantage Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 4.702%,[LIBOR12+300], 7/29/22[1,2]	$15,284,163	$14,959,375
Tranche B2, 4.702%,[LIBOR12+300], 7/29/22[1,2]	1,683,846	1,648,064
		16,607,439

Transportation Infrastructure—0.1%
Mavis Tire Express Services Corp. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, Delayed Draw, 3.00%, 3/20/25[1,2,7]	2,802,620	2,656,660
Navistar, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.27%,[LIBOR12+350], 11/6/24[1,2]	5,273,519	5,260,335
Octavius Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.634%,[LIBOR12+350], 11/8/23[1,2]	1,368,462	1,357,062
		9,274,057

Information Technology—11.8%
Communications Equipment—2.1%
Avaya, Inc. , Sr. Sec. Credit Facilities 1st Lien Exit Term Loan,
Tranche B, 6.015%,[LIBOR12+425], 12/15/24[1,2]	113,162,724	108,296,727
Global Tel*Link Corp. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.952%,[LIBOR4+425], 11/29/25[1,2]	39,715,779	34,271,342
Plantronics, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.286%,[LIBOR12+250], 7/2/25[1,2]	34,275,176	32,569,986
		175,138,055

Electronic Equipment, Instruments, & Components—0.3%
TTM Technologies, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.281%,[LIBOR4+250], 9/28/24[1,2]	22,434,702	22,518,832

Internet Software & Services—1.0%
Almonde, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.696%,[LIBOR4+350], 6/13/24[1,2]	8,461,356	8,292,171
Avaya, Inc. , Sr. Sec. Credit Facilities 1st Lien Exit Term Loan,
Tranche B, 6.015%,[LIBOR6+425], 12/15/24[1,2]	51,791,593	49,564,554
Quest Software US Holdings, Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.177%,[LIBOR4+425], 5/16/25[1,2]	14,192,721	14,139,569
Tempo Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.786%,[LIBOR12+300], 5/1/24[1,2]	1,357,375	1,360,626
Veritas US, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B1, 6.604%,[LIBOR4+450], 1/27/23[1,2]	8,054,236	7,542,671
		80,899,591

IT Services—4.3%
Blackhawk Network Holdings, Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 4.702%,[LIBOR4+300], 6/15/25[1,2]	40,181,375	40,084,538
Everi Payments, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.702%,[LIBOR12+300], 5/9/24[1,2]	26,801,793	26,860,355
Internap Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
0.75% PIK Rate, 8.10% Cash Rate, 4/6/22[1,2,5]	22,106,697	15,336,521
IQOR US, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.599%,[LIBOR4+550], 4/1/21[1,2]	18,085,000	15,834,412

12 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
IT Services (Continued)
IQOR US, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.099%,[LIBOR4+500], 4/1/21[1,2]	$69,097,441	$60,498,610
IQOR US, Inc. , Sr. Sec. Credit Facilities 2nd Lien Term Loan,
10.849%,[LIBOR4+875], 4/1/22[1,2]	7,155,000	4,815,315
Monitronics International, Inc. , Sr. Sec. Credit Facilities 1st
Lien Exit Term Loan, 8.604%,[LIBOR4+650], 3/29/24[1,2]	22,256,702	19,418,973
Nascar Holdings Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.628%,[LIBOR12+275], 10/19/26[1,2]	16,262,234	16,396,641
NeuStar, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B4, 5.286%,[LIBOR12+350], 8/8/24[1,2]	21,472,067	20,183,743
Pi US Mergerco, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.036%,[LIBOR12+350], 1/3/25[1,2]	7,989,438	7,971,981
Radiate Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.786%,[LIBOR12+300], 2/1/24[1,2]	69,490,821	69,146,494
WideOpenWest Finance LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.953%,[LIBOR12+325], 8/18/23[1,2]	59,724,806	58,201,824
		354,749,407

Semiconductors & Semiconductor Equipment—0.4%
Xperi Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.286%,[LIBOR12+250], 12/1/23[1,2]	30,444,809	29,816,885

Software—2.8%
AVSC Holding Corp. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.354%,[LIBOR4+325], 3/3/25[1,2]	778,380	757,947
Fusion Connect, Inc. , Sr. Sec. Credit Debtor in Possession
Facilities 1st Lien Term Loan, 11.25%,[LIBOR12+1,000],
12/6/19[1,2,4]	4,079,473	4,059,076
Fusion Connect, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 11.10% PIK Rate, 0.00% Cash Rate, [PRIME12+650],
5/4/23[1,2,5,8]	68,821,154	36,406,390
Infor US, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.854%,[LIBOR4+275], 2/1/22[1,2]	29,789,881	29,880,889
Lighthouse Network LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.427%,[LIBOR4+450], 11/29/24[1,2]	9,497,863	9,474,118
McAfee LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.555%,[LIBOR12+375], 9/30/24[1,2]	12,259,586	12,286,435
Mitchell International, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.036%,[LIBOR12+325], 11/29/24[1,2]	11,041,054	10,606,313
Quest Software US Holdings, Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.177%,[LIBOR4+425], 5/16/25[1,2]	7,687,746	7,658,955
Solera LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.452%,[LIBOR12+275], 3/3/23[1,2]	31,372,069	30,936,468
SS&C Technologies Holdings Europe Sarl, Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche B4,
3.952%,[LIBOR4+250], 4/16/25[1,2]	17,447,789	17,587,721
SS&C Technologies, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B1, 3.952%,[LIBOR4+250], 4/16/25[1,2]	26,872,358	27,087,874
TIBCO Software, Inc. , Sec. Credit Facilities 1st Lien Term Loan,
5.78%,[LIBOR12+400], 6/30/26[1,2]	8,789,810	8,833,759

13 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Software (Continued)
Veritas US, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B1, 6.286%,[LIBOR12+450], 1/27/23[1,2]	$38,213,039	$35,785,938
		231,361,883

Technology Hardware, Storage & Peripherals—0.9%
Access CIG LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.536%,[LIBOR4+375], 2/27/25[1,2]	553,465	542,310
Banff Merger Sub, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.952%,[LIBOR4+425], 10/2/25[1,2]	62,436,022	60,211,739
Genuine Financial Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.452%,[LIBOR4+375], 7/11/25[1,2]	9,549,164	9,238,816
Harland Clarke Holdings Corp. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B7, 6.854%,[LIBOR4+475],
11/3/23[1,2]	9,001,805	6,914,511
Optiv Security, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 2/1/24[1,2,3]	1,673,940	1,386,583
		78,293,959

Materials—5.7%
Chemicals—3.3%
Alpha 3 BV, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B1, 5.104%,[LIBOR4+300], 1/31/24[1,2]	20,176,881	19,983,486
Consolidated Energy Finance SA, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.547%,[LIBOR12+250],
5/7/25[1,2,4]	22,327,375	21,601,735
Global Tel*Link Corp. , Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 9.952%,[LIBOR4+825], 11/29/26[1,2]	18,000,000	14,832,000
GrafTech Finance, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.202%,[LIBOR12+350], 2/12/25[1,2,4]	28,231,653	27,596,441
Hexicon, Inc. , Sec. Credit Facilities 1st Lien Exit Term Loan,
Tranche B, 5.60%,[LIBOR4+350], 7/1/26[1,2]	8,623,388	8,661,158
MA FinanceCo LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B2, 4.05%,[LIBOR4+250], 11/19/21[1,2]	8,425,905	8,441,745
Momentive Performance Materials USA LLC, Sr.
Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
5.04%,[LIBOR4+325], 5/15/24[1,2]	15,115,587	14,950,299
New Arclin US Holding Corp. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.286%,[LIBOR4+350], 2/14/24[1,2]	24,733,230	24,238,565
Polar US Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.793%-6.854%,[LIBOR4+475], 10/15/25[1,2]	8,270,187	8,063,432
Starfruit US Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.005%,[LIBOR12+325], 10/1/25[1,2]	58,400,921	57,962,914
Tronox Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.536%,[LIBOR4+300], 9/23/24[1,2]	37,171,765	37,162,473
USI, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 5.104%,[LIBOR4+300], 5/16/24[1,2]	26,110,134	25,827,361
		269,321,609

14 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Construction Materials—0.4%
Quikrete Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.536%,[LIBOR12+275], 11/15/23[1,2]	$32,301,117	$32,341,655

Containers & Packaging—1.9%
Ball Metalpack Finco LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.409%,[LIBOR12+450], 7/31/25[1,2]	10,037,938	8,615,863
Berry Global, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.258%,[LIBOR12+250], 7/1/26[1,2]	15,441,300	15,525,146
BWAY Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.234%,[LIBOR12+325], 4/3/24[1,2]	60,698,877	59,629,059
Flex Acquisition Co. , Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.349%,[LIBOR4+325], 6/29/25[1,2]	44,090,488	42,866,977
Plastipak Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.29%,[LIBOR12+250], 10/14/24[1,2]	28,206,179	27,990,261
		154,627,306

Paper & Forest Products—0.1%
Clearwater Paper Corp. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.875%,[LIBOR4+325], 7/26/26[1,2,4]	9,685,000	9,697,106

Telecommunication Services—8.6%
Diversified Telecommunication Services—6.6%
Altice Financing SA, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B13, 5.765%,[LIBOR4+400], 8/14/26[1,2]	38,305,294	38,125,643
CenturyLink, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.452%,[LIBOR4+275], 1/31/25[1,2]	92,765,733	92,868,703
Cincinnati Bell, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.952%,[LIBOR12+325], 10/2/24[1,2]	31,786,394	31,791,480
Colorado Buyer, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.77%,[LIBOR4+300], 5/1/24[1,2]	40,140,948	33,662,600
Consolidated Communications, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.71%,[LIBOR12+300],
10/5/23[1,2]	55,552,734	51,568,770
Daseke Cos. , Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.702%,[LIBOR12+500], 2/27/24[1,2]	12,674,370	11,925,822
Frontier Communications Corp. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.46%,[LIBOR12+375], 6/15/24[1,2]	11,992,431	11,980,738
Fusion Connect, Inc. , Sr. Sec. Credit Debtor in Possession
Facilities 1st Lien Term Loan, 11.77%,[LIBOR12+1,000],
12/6/19[1,2,4]	3,977,487	3,957,599
IPC Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 6.43%,[LIBOR4+450], 8/6/21[1,2]	29,937,875	24,885,858
MLN US Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.281%,[LIBOR12+450], 11/30/25[1,2]	997,487	883,400
Securus Technologies Holdings LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.202%,[LIBOR12+450], 11/1/24[1,2]	43,666,885	31,822,243
SFR Group SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.536%,[LIBOR4+275], 7/31/25[1,2]	10,230,382	9,972,218
Tranche B12, 5.453%,[LIBOR12+368.75], 1/31/26[1,2]	47,916,099	47,466,886

15 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Diversified Telecommunication Services (Continued)
SpeedCast International Ltd. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.854%,[LIBOR4+250], 5/15/25[1,2]	$21,850,908	$ 17,917,745
Western Express, Inc. , Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 10.374%,[LIBOR4+825], 2/23/22[1,2,4]	111,734,302	118,639,481
Windstream Services LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B6, 9.75%,[PRIME4+500], 3/29/21[1,2,8]	11,200,458	10,679,637
		538,148,823

Wireless Telecommunication Services—2.0%
American Teleconferencing Services Ltd. , Sr. Sec. Credit
Facilities 1st Lien Term Loan, 6/8/23[1,2,3]	10,046,562	6,185,970
Sprint Communications, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.25%,[LIBOR12+250], 2/2/24[1,2]	128,859,635	127,732,113
Telenet Financing USD LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.015%,[LIBOR12+225], 8/15/26[1,2]	33,480,000	33,516,158
		167,434,241

Utilities—1.8%
Electric Utilities—1.5%
Calpine Construction Finance Co. LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, 4.452%,[LIBOR12+250], 1/15/25[1,2]	13,356,090	13,407,578
Eastern Power LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.452%,[LIBOR12+375], 10/2/23[1,2]	37,016,779	37,090,072
EFS Cogen Holdings I LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.96%-5.36%,[LIBOR12+325],
6/28/23[1,2]	31,335,159	31,223,293
Frontera Generation Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.171%,[LIBOR12+425], 5/2/25[1,2]	43,251,961	37,304,816
		119,025,759

Independent Power and Renewable Electricity Producers—0.3%
Calpine Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B5, 4.61%,[LIBOR4+250], 1/15/24[1,2]	6,212,635	6,237,143
Kestrel Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.96%,[LIBOR12+425], 6/2/25[1,2]	22,317,500	20,364,719
		26,601,862
Total Corporate Loans (Cost $7,794,854,630)		7,034,159,246

Corporate Bonds and Notes—2.1%
Erickson Air-Crane, Inc. , 6.00% Sub. Nts. , 11/2/20[4,8]	1,803,397	—
Peabody Energy Corp. , 6.375% Sr. Sec. Nts. , 3/31/25[9]	57,120,000	50,408,400
Tesla, Inc. , 5.30% Sr. Unsec. Nts. , 8/15/25[9]	130,225,000	125,177,479
Total Corporate Bonds and Notes (Cost $174,847,090)		175,585,879
	Shares
Common Stocks—5.1%
Arch Coal, Inc. , Cl. A6	3,019,769	223,795,081
Ascent Resources - Marcellus LLC, Cl. A6,10	5,777,075	11,843,004
Avaya Holdings Corp.[10]	4,425,100	56,508,527
Caesars Entertainment Corp.[10]	100	1,304

16 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

	Shares	Value
Common Stocks (Continued)
Catalina Marketing Corp. (Pacifico, Inc. )[10]	243,609	$994,777
Clear Channel Outdoor Holdings, Inc. , Cl. A10	11,111,684	27,556,976
Crossmark Holdings, Inc.[6,10]	125,030	6,314,015
Deluxe Entertainment Services Group, Inc.[10]	1,493,130	7,465,648
Gymboree Corp. (The)[4,10]	635,688	636
Gymboree Holding Corp.[4,10]	1,798,615	8,993
Harvey Gulf International Marine LLC[10]	116,269	872,018
iHeartMedia, Inc.[6,10]	247,990	3,668,268
iHeartMedia, Inc. , Cl. A6,10	4,725,378	72,723,567
Larchmont Resources LLC[6,10]	8,017	2,004,322
Quicksilver Resources, Inc.[4,6,10]	145,955,000	—
Sabine Oil & Gas Holdings, Inc.[6]	17,931	1,152,067
Sunguard Equity[10]	37,093	751,133
Templar Energy, Cl. A6,10	1,799,429	224,929
Total Common Stocks (Cost $648,699,899)		415,885,265
	Units
Rights, Warrants and Certificates—0.0%
Ascent Resources - Marcellus LLC Wts. , Exp. 4/3/23[6,10]	1,495,722	44,872
Crossmark Holdings, Inc. Wts. , Exp. 7/26/24[6,10]	8,559	4,814
Media General, Inc. Rts. , Exp. 12/31/49[4,6,10,11]	6,554,344	380,152
Sabine Oil Tranche 1 Wts. , Strike Price $4.49, Exp. 8/11/26[6,10]	55,832	837,480
Sabine Oil Tranche 2 Wts. , Strike Price $2.72, Exp. 8/11/26[6,10]	11,734	140,808
Total Rights, Warrants and Certificates (Cost $6,003,562)		1,408,126

	Shares
Investment Company—1.3%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%[12] (Cost
$104,697,824)	104,697,824	104,697,824
Total Investments, at Value (Cost $8,729,103,005)	94.1%	7,731,736,340
Net Other Assets (Liabilities)	5.9	482,929,782
Net Assets	100.0%	$8,214,666,122

Footnotes to Schedule of Investments

1. Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the "1933 Act"), and may be subject to  contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the
London Interbank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/
or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
2. Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five year.
3. The variable rate interest will settle after November 30, 2019, at which time the interest rate will be determined.
4. The value of this security was determined using significant unobservable inputs.  See Note 1 of the accompanying
Notes.

17 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Footnotes to Schedule of Investments (Continued)
5. Interest or dividend is paid-in-kind, when applicable.
6. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares		Shares / Principal
/ Principal August		Gross	Gross	November 30,
	31, 2019	Additions	Reductions	2019
Corporate Loan
Commercial Services &
Supplies
Crossmark Holdings, Inc. , Sr. Sec.
Credit Facilities 2nd Lien Term
Loan, 12.00% [PRIME4+650],
12/21/20	9,500,000	—	9,500,000	—
Diversified Financial Services
Larchmont Resources LLC, Sr. Sec.
Credit Facilities 1st Lien Term Loan,
9.14% [LIBOR4+700], 8/7/20	6,029,707	—	—	6,029,707
Media
iHeartCommunications, Inc. ,
Sr. Sec. Credit Facilities 1st
Lien Exit Term Loan, 6.032%
[LIBOR12+400], 5/1/26	84,300,453	—	26,835,600	57,464,853
Oil, Gas & Consumable Fuels
Ascent Resources - Marcellus
LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 8.263%
[LIBOR12+650], 3/30/23	8,041,514	—	—	8,041,514
Corporate Bonds and Notes
iHeartCommunications, Inc. ,
8.375% Sr. Unsec. Nts. , 5/1/27	2,747,186	—	2,747,186	—
Common Stock
Arch Coal, Inc. , Cl. A	3,019,769	—	—	3,019,769
Ascent Resources - Marcellus LLC,
Cl. A	5,777,075	—	—	5,777,075
Crossmark Holdings, Inc.	125,030	—	—	125,030
Everyware Global, Inc.	1,397,654	—	1,397,654	—
iHeartMedia, Inc.	247,990	—	—	247,990
iHeartMedia, Inc. , Cl. A	4,725,378	—	—	4,725,378
Larchmont Resources LLC	8,017	—	—	8,017
Millennium Corporate Claim
Litigation Trust	70,485	—	70,485	—
Millennium Lender Claim Litigation
Trust	140,969	—	140,969	—
New Millennium Holdco, Inc.	1,431,369	—	1,431,369	—
Quicksilver Resources, Inc.	145,955,000	—	—	145,955,000
Sabine Oil & Gas Holdings, Inc.	17,931	—	—	17,931
Templar Energy, Cl. A	1,799,429	—	—	1,799,429
Rights, Warrants and
Certificates
Ascent Resources - Marcellus LLC
Wts. , Exp. 4/3/23	1,495,722	—	—	1,495,722

18 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

Footnotes to Schedule of Investments (Continued)
	Shares			Shares / Principal
	/ Principal August	Gross	Gross	November 30,
	31, 2019	Additions	Reductions	2019
Crossmark Holdings, Inc. Wts., Exp.
7/26/24	—	8,559	—	8,559
Media General, Inc. Rts., Exp.
12/31/49	6,554,344	—	—	6,554,344
Sabine Oil Tranche 1 Wts. , Strike
Price $4.49, Exp. 8/11/26	55,832	—	—	55,832
Sabine Oil Tranche 2 Wts. , Strike
Price $2.72, Exp. 8/11/26	11,734	—	—	11,734

				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Corporate Loan
Commercial Services &
Supplies
Crossmark Holdings, Inc. , Sr. Sec.
Credit Facilities 2nd Lien Term
Loan, 12.00% [LIBOR4+700],
8/7/20	$—	$—	$(9,544,839)	$9,432,027
Diversified Financial Services
Larchmont Resources LLC, Sr. Sec.
Credit Facilities 1st Lien Term Loan,
9.61% [LIBOR4+700], 8/7/20	5,592,553	—	(25)	(103,601)
Media
iHeartCommunications, Inc, Sr. Sec.
Credit Facilities 1st Lien Exit Term
Loan, 6.579% [LIBOR12+400],
5/1/26	57,907,619	—	(105,662)	226,193
Oil, Gas & Consumable Fuels
Ascent Resources - Marcellus
LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 8.263%
[LIBOR12+650], 3/30/23	7,317,777	—	—	(482,490)
Corporate Bonds and Notes
iHeartCommunications, Inc. ,
8.375% Sr. Unsec. Nts. , 5/1/27	—	—	102,891	(103,707)
Common Stock
Arch Coal, Inc. , Cl. A	223,795,081	1,358,896	—	(7,398,434)
Ascent Resources - Marcellus LLC,
Cl. A	11,843,004	—	—	(3,827,312)
Crossmark Holdings, Inc.	6,314,015	—	—	(3,063,235)
Everyware Global, Inc.	—	—	(33,101,366)	31,144,651
iHeartMedia, Inc.	3,668,268	—	—	355,866
iHeartMedia, Inc. , Cl. A	72,723,567	—	—	7,513,351
Larchmont Resources LLC	2,004,322	—	—	—
Millennium Corporate Claim
Litigation Trust	—	—	481,686	705
Millennium Lender Claim Litigation
Trust	—	—	512,449	1,410

19 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Footnotes to Schedule of Investments (Continued)

				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
New Millennium Holdco, Inc.	$—	$—	$ (25,970,451)	$25,859,520
Quicksilver Resources, Inc.	—	—	—	—
Sabine Oil & Gas Holdings, Inc.	1,152,067	—	—	210,689
Templar Energy, Cl. A	224,929	—	—	224,929
Rights, Warrants and
Certificates
Ascent Resources - Marcellus LLC
Wts. , Exp. 4/3/23	44,872	—	—	—
Crossmark Holdings, Inc. Wts., Exp.
7/26/24	4,814	—	—	4,814
Media General, Inc. Rts, Exp.
12/31/49	380,152	—	—	—
Sabine Oil Tranche 1 Wts. , Strike
Price $4.49, Exp. 8/11/26	837,480	—	—	251,244
Sabine Oil Tranche 2 Wts. , Strike
Price $2.72, Exp. 8/11/26	140,808	—	—	(5,867)
Total	$393,951,328	$1,358,896	$ (67,625,317)	$60,240,753

7. All or a portion of this holding is subject to unfunded loan commitments.The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.
8. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate.
9. Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933
Act, typically to qualified institutional buyers.The aggregate value of these securities at November 30, 2019 was
$175,585,879, which represented 2.14% of the Fund’s Net Assets.
10. Non-income producing security.
11. Security received as the result of issuer reorganization.
12. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of November 30, 2019.
Glossary:

Definitions
LIBOR4	London Interbank Offered Rate-Quarterly
LIBOR6	London Interbank Offered Rate-Bi-Monthly
LIBOR12	London Interbank Offered Rate-Monthly
PRIME4	United States Prime Rate-Quarterly
PRIME12	United States Prime Rate-Monthly

20 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO SCHEDULE OF INVESTMENTS November 30, 2019 Unaudited

Note 1 - Additional Valuation Information

The following is a summary of the tiered valuation input levels, as of November 30, 2019.
The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Corporate Loans	$—	$ 6,742,599,679	$ 291,559,567	$ 7,034,159,246
Corporate Bonds and Notes	—	175,585,879	—	175,585,879
Common Stocks	381,737,522	34,138,114	9,629	415,885,265
Rights, Warrants and Certificates	—	1,027,974	380,152	1,408,126
Investment Company	104,697,824	—	—	104,697,824
Total Assets	$486,435,346	$ 6,953,351,646	$ 291,949,348	$ 7,731,736,340

21 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND